J.P. Morgan Mortgage Trust 2021-LTV2 ABS-15G

Exhibit 99.19

SellerLoanID	Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302869836	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302893115	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. An AVM supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302858435	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302858434	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing Rider/Addendum- The following referenced Legal Addendum is missing: Exhibit A. Response 1 (XX/XX/XXXX 4:07PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	302824613	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302929627	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302816276	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302933788	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302829387	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302887020	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302880247	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302842566	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302781921	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) HMDA - Government Monitoring- The Government Monitoring Section on the application was not completed. The Race section for Borrower was not completed. Home Mortgage Disclosure Act (Regulation C) 12 CFR 1003.4(b) Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.13 Response 1 (XX/XX/XXXX 4:10PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value within 10%.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	302866086	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302805615	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302727567	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - W2(s) Missing- W2's missing from the loan file. Per AUS the borrower is required to provide a W2 for the prior year if the VOE does not reflect prior year earnings. The loan file contains TWN for the borrower which reflects YTD, however, does not reflect prior year earnings. Therefore, a W2 was required to be obtained. Response 1 (XX/XX/XXXX 3:10PM) Document does not appear to support qualifying wages. (Upheld) Response 2 (XX/XX/XXXX 3:05PM) Explanation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA is -5.8 difference of the original appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302771690	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302771615	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees= was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 10:23AM)
The information provided is not sufficient to cure the finding. Because the change to the appraisal fee for a RUSH order occurred on XX/XX/XXXX, and the increase was not disclosed within 3 days of the change, disclosed on LE issued on XX/XX/XXXX, the increase to the Appraisal fee was not accepted as valid. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 11:59AM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302739364	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302777657	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)

Response 1 (XX/XX/XXXX 4:47PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Other Disclosures/Liability after Foreclosure-

The CD issued on XX/XX/XXXX does not disclose a statement of whether State law provides for continued consumer responsibility for any Liability after Foreclosure.

Response 1 (XX/XX/XXXX 4:46PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees on the revised LE issued XX/XX/XXXX were not accepted: Appraisal Fee and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 5:22PM)
The documentation provided is not sufficient to clear the defect. The Appraisal increased from $XXXX to $XXXX on XX/XX/XXXX. The coc stated the reason was due to additional services. There was no indication on what additional services were required, therefore the coc reason was not accepted. The Transfer Taxes increased from $XXXX to $XXXX on XX/XX/XXXX stating that additional services were required. Transfer Taxes are tied to loan amount and the loan amount did not increase. Please note that $XXXX of Intangible Tax was moved to the Recording section which is an incorrect section, therefore $XXXX is considered the final amount charged at closing for Transfer Taxes. (Upheld)

Response 2 (XX/XX/XXXX 4:43PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee, Transfer Taxes, Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 5:14PM)
The documentation provided is not sufficient to clear the defect. The recording fee increased from $XXXX to $XXXX on XX/XX/XXXX. The coc provided states the reason as Clerical Error or Other. This is not a valid reason. It appears that $XXXX labeled as Intangible Tax was moved from Transfer Tax section to Recording section. This is what is causing the fail. Intangible Tax is part of Transfer Taxes and should be included in the Transfer Tax section. Providing a corrected disclosure would clear the defect. (Upheld)

Response 2 (XX/XX/XXXX 4:44PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302563659	XXXX	XX/XX/XXXX	$XXXX	QM Safe Harbor	ATR Compliant	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal fee . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:21PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Contract - Missing-

The file contained no evidence of a properly executed sales contract. The file contained various addendums to the purchase contract; however, the fully executed Purchase Contract was not provided as required.

Response 1 (XX/XX/XXXX 7:04AM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Credit Score-

The borrower's credit scores are below the minimum allowable per guidelines. The subject is a purchase money first mortgage and required a credit score of 700. The qualifying credit score was 694 and below the minimum required. A loan exception requested and approved. The exception request noted the limited trades impacted the score and borrowers show good employment and stable income and reserves.

Response 1 (XX/XX/XXXX 7:05AM)
Exception granted by Investor. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value with no variance.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	C	A	C	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	302948689	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Closing Information/Disbursement Date- The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date. The disbursement date can never occur before the closing date. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii) (Open) TRID - CD - Incorrect Section- The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C since the provider of service was not listed on the Service Provider List. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g)	(Clear) Income - W2(s) Missing- The co-borrower's XXXX W2 was missing from the loan file. The XXXX W2 was needed to evidence the co-borrower's earnings for that year. Audit underwriter used the XXXX income figure as stated on the lender's income calculation worksheet. Response 1 (XX/XX/XXXX 3:38PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts < $1MM and CU score exceeding 2.5.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302849692	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Points-Loan discount and Transfer Taxes. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required of which $XXXX was reimbursed at closing. There is a remaining cost to cure in the amount of $XXXX required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:24PM)
The documentation provided is not sufficient to cure the finding. The COC issued on XX/XX/XXXX has already been provided in the loan file. Although the COC may be valid, the increase was disclosed to the borrower on the CD issued on XX/XX/XXXX and is not within 3 days of changes as required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 6:15PM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Open) TRID - CD/Payee Not Listed-

							The loan contains the following fee: Reinspection, where 'compensation to' does not reflect a Payee on the revised CD.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score is 2.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302922282	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302925880	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Section B incorrect payee- The loan indicates the credit report fee 'compensation to' reflects the ' Broker' under Section B- Services Borrower Did Not Shop For of the PCCD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A Desk Review supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302945866	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.5 is acceptable for loan amount up to $1M.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302889956	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the appraised value with no variance.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302948682	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee or fees where 'compensation to' does not reflect a Payee on the revised CD. The MERs Registration Fee does not reflect a payee.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A Desk Review supports the original appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302948686	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a XXXX Appraisal Department Desk Review which supported the appraised value.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	A	A	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
XXXX	302880224	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. A XXXX desk review was provided and supported the market value of the subject.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302967259	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The PCCD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) Income - W2(s) Missing-

W2's missing from the loan file. The loan file was missing the co-borrower's XXXX W2(s).

Response 1 (XX/XX/XXXX 3:45PM)
Documentation received is sufficient. (Resolved)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum(s) is/are missing. The contract was missing the seller closing cost addendum reflecting $XXXX to be credited towards the buyer's closing costs, as stated on the final closing disclosure.

Response 1 (XX/XX/XXXX 12:16PM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The current hazard insurance dwelling coverage of $XXXX is short of the minimum required dwelling coverage based on the appraisal estimate of cost new at $XXXX.

Response 1 (XX/XX/XXXX 8:34AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. Per the AUS findings, assets needed to support the amount of funds required for closing and reserves must be verified covering a minimum of a two-month period. The file contained one months bank statement for the XXXX and XXXX accounts. The additional consecutive months bank statements were missing for these bank accounts.

Response 1 (XX/XX/XXXX 12:20PM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 2.1 which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302850875	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. One full appraisal and XX Appraisal Department desk review in the file.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302736154	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) AUS (LP/DU) - Missing- The DU AUS is missing from the loan file. Unable to verify AUS requirements for reserves, income and assets per guidelines. Response 1 (XX/XX/XXXX 7:52PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 1.1 which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302945871	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review supporting the appraised value which is required for loan amounts < $1MM and CU score exceeding 2.5.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302948681	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review prepared by the Lender, which reflected a value of $XXXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302960850	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 4:23PM)
The documentation provided is not sufficient to cure the finding. The interest rate being locked is not a valid reason for the increase of the Appraisal fee. Please provide a valid reason for the fee to increase or PCCD, LOE, proof of refund and proof of receipt. (Upheld)

Response 2 (XX/XX/XXXX 3:41PM)
The document provided is not sufficient to cure the exception. Per 1026.19(e)(1)) The loan estimate must contain a good faith estimate of fees. The creditor must make the disclosure based on the best information reasonably available at the time the disclosure is provided to the consumer, and use due diligence in obtaining the information. Per the initial loan application, dated XX/XX/XXXX, the property was disclosed as a condo, the value of the subject property and the loan amount. An increase in appraisal fee invoice is not a valid COC. (Upheld)

Response 3 (XX/XX/XXXX 3:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii).

(Open) TRID - CD/Payee Not Listed-

							The loan contains the following fees where 'compensation to' does not reflect a Payee on the revised CD. HOA Certification Fee, HOA Master Insurance Fee.	(Clear) Verification Documentation - VVOE Salaried/Missing- The loan file is missing a VVOE for the borrower dated within five days of the Note date of XX/XX/XXXX. Response 1 (XX/XX/XXXX 5:26PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a CU score of 1 which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302979377	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Incorrect Section- The Survey Fee was included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(f), (g).	(Clear) Verification Documentation - VVOE Salaried/Aged- A VVOE is required within 5 Days of the Note Date. The VVOE in file for co-borrower from XXXX is dated XX/XX/XXXX which is expired as of the Note date XX/XX/XXXX. Response 1 (XX/XX/XXXX 3:59PM) Documentation received is sufficient. (Resolved) (Clear) Borrower - Identification- The borrowers are Permanent Residents. The file does not contain copies of unexpired Permanent Resident Cards. Response 1 (XX/XX/XXXX 7:14AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser-

The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.

(Clear) Appraisal - Other-

Per a FEMA Disaster search completed for subject zip code, a disaster was declared as of XX/XX/XXXX (FEMA-4615-DR). Subject county, XXXX, is eligible for individual assistance. The origination appraisal was completed XX/XX/XXXX which is prior to declared disaster. A Disaster Inspection is required which was not provided.

Response 1 (XX/XX/XXXX 11:23AM)
Documentation received is sufficient. (Resolved)

										3	2	3	1	2	2	3	1	C	B	C	A	C	A	B	B	C	C	C	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B	C	B	C	A	C	A	B	B
XXXX	302936932	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other/Missing-

Other Income documentation required by DU approval was missing from loan file. Co-borrower's qualifying income included disability income. The DU approval required a copy of the disability policy or benefits statement to determine current eligibility for the disability payments, amount and frequency of the payments and if there is a contractually established termination or modification date. Documentation was not provided as required. Without this income included, the DTI increased to XX% and exceed the guidelines max.

Response 1 (XX/XX/XXXX 4:40PM)
Documentation received is sufficient. (Resolved)

(Clear) Private Flood Insurance - Required/Missing-

The Private Flood Insurance does not meet requirements. The subject is located in flood zone AE. The application for flood insurance was provided; however, the actual flood insurance declaration page/flood insurance policy was not provided as required.

Response 1 (XX/XX/XXXX 7:58PM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. Disability income was not properly documented. Without this income, the DTI increased to XX% and exceeded the guidelines maximum of XX%.

Response 1 (XX/XX/XXXX 4:41PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 2.1.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302880228	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Contract Addendum - Missing-

Sales price indicated on the Final CD XX/XX/XXXX is $XXXXX. Most recent change order provided #4 indicates a total price of $XXXX. Missing addendum with final sales price.

Response 1 (XX/XX/XXXX 10:37AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Source-

XXXX Checking account listed on the Verification of assets #XXXX has a large deposit on XX/XX/XXXX for $XXXX. Source of funds was not provided. Memo indicates as "direct deposit" but does not include a source number as all the other direct deposits from borrowers employer. Additional conditions may apply.

Response 1 (XX/XX/XXXX 3:54PM)
Documentation received is sufficient. (Resolved)

(Clear) Verification Documentation - VOR-

Borrower been living at current residence for over 3 years. The file does not contain a 12 month rental history per guidelines.

Response 1 (XX/XX/XXXX 3:51PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. One appraisal is in the file Fannie CU score of 1 so Desk top review not required.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	C	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	302866207	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD/Payee Not Listed- The loan contains the following fee where 'compensation to' does not reflect a Payee on the revised CD for the Credit Report. (Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. Subject property is a detached condominium. The HO^ policy for the borrower was provided and was not sufficient to support the subject loan amount. The Master Policy for the hazard insurance for the home owners association was not provided as required. Response 1 (XX/XX/XXXX 1:52PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. XXXX Collateral Underwriter (CU) was provided with a risk score of 3.4. Additionally, a XXXX desk review was provided which supported the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302842536	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase/addition to the following fees was not accepted: Notary Fee, Recording Service Fee, Tie-In Fee, and Title - Processing fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:48PM)
The documentation provided is not sufficient to cure the finding. The COC provided is for fee increases that occurred on XX/XX/XXXX and were disclosed on the CD issued on XX/XX/XXXX. This is not within 3 days of change as required. A cost to cure in the amount of $XXXX remains. (Upheld)

Response 2 (XX/XX/XXXX 10:55AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Credit Report. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 10:56AM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 3.4. The loan file contains a XX Appraisal Department Desk Review which supports the value in the origination appraisal report.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302805734	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:48PM)
The documentation provided is not sufficient to cure the finding. The LOE, PCCD and copy of the refund check have been provided. The E-receipt for delivery of the PCCD has been provided. Proof of Delivery of Refund Check is required. (Upheld)

Response 2 (XX/XX/XXXX 12:09PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Program Parameters - Loan Purpose- The subject loan does not meet Program Parameters for Loan Purpose. The loan closed as a purchase in the state of XXXX. Per the Jumbo Advantage Express matrix, XXXX is not an eligible geographic location. The matrix indicates any guidance published on the matrix supersedes any guidance referenced within the Lending Guide. Response 1 (XX/XX/XXXX 8:43AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1.4 (must be 2.5 or less) is acceptable for loan amount up to $1M.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	C	A	C	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	302833191	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) QM - Points and Fees-

The loan's points and fees exceed the Qualified Mortgage points and fees threshold. The loan's total points and fees were $XXXX, which exceeded: 3% of total loan amount (for loans > $XXXX). The following fees were included in the testing: Mortgage Broker Fee-$XXXX, Discount Points-$XXXX, and Underwriting Fee-$XXXX; if discount points and fees are bona-fide and excludable, provide undiscounted rate. Truth In Lending Act (Regulation Z) 12 CFR 1026.43(e)(2)(iii), (e)(3)

Response 1 (XX/XX/XXXX 3:53PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Section B incorrect payee-

							The loan contains a fee or fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review supports the original appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302896010	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 4:25PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) TRID - CD - Transaction Information/Seller Info-

							The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU Score is 1.6.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302880221	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info-

The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)

(Clear) TRID - 10% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Recording. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX 4:53PM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. Loan amounts > $1MM to $2MM; One full appraisal and XX Appraisal Department Desk review required. The loan file contained a full appraisal and a XXXX Appraisal Desk review.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	A	A	C	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	302794552	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(ii). Response 1 (XX/XX/XXXX 5:48PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Employment History- The VVOE in the file for the Primary Borrower indicated a start date of XX/XX/XXXX; however, earnings from the employer are documented with pay stubs from XXXX, XXXX, XXXX, along with a XXXX W2. The XXXX W2 is required along with an updated VVOE reflecting the Primary Borrower's exact dates of employment, with any gaps and special circumstances explained. Response 1 (XX/XX/XXXX 2:17PM) Still missing XXXX W2 for Primary Borrower. (Upheld) Response 2 (XX/XX/XXXX 8:11PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The file contained a XXXX Desk Review which supported the appraised value.	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	C	A	B	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
XXXX	302866194	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For of the revised CD issued on XX/XX/XXXX. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

Response 1 (XX/XX/XXXX 11:42AM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD/Lender Credits that Cannot Decrease (No Valid COC)-

The loan failed the Lender Credits that Cannot Decrease Test.The lender credit decreased on the LE issued on XX/XX/XXXX without a valid change of circumstance. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i) & Official Comment 19(e)(3)(i)-5, -6; 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 1:11PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - CD - Incorrect Section-

The Homeowners Association Dues was included in Section F of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section H. Truth in Lending Act (Regulation Z)12 CFR 1026.38(f), (g)

Response 1 (XX/XX/XXXX 11:43AM)
							The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Hazard Insurance - Missing/Insufficient- The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The current hazard insurance dwelling coverage is $XXXX which is short the minimum required dwelling coverage of $XXXX. Response 1 (XX/XX/XXXX 3:26PM) Documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The loan file contained a Desk Review required for loan amounts < $1MM and CU scores exceeding 2.5 which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	C	A	C	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	302842544	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller name and address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii) (Open) TRID - CD/Payee Not Listed- The loan contains the following fees where 'compensation to' does not reflect a Payee on the revised CD. The Credit Report, HOA Certification, HOA Master Ins and Re-Inspection fee does not reflect a payee.	(Clear) Assets - Cash to Close- The file did not contain evidence the borrower had the proper amount of funds required to close. The 1003 reflects borrower's account with XXXX XXXX ending in #XXXX with a balance of $XXXX. The most recent statement in the loan file as of XX/XX/XXXX the balance in that account is a total of $XXXX. Reviewer included other assets provided in the loan file; however, borrower is still short funds to close by $XXXX. Response 1 (XX/XX/XXXX 4:41PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.0 is acceptable for loan amount up to $1MM.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302816243	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)	(Clear) Income - Missing Balance Sheet-

Self-Employed Borrower. Missing most current year Balance Sheet as required by Appendix Q. The file did not contain the balance sheet for XXXX or XXXX.

Response 1 (XX/XX/XXXX 11:31AM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Documentation Incomplete-

Tax returns for the previous two (2) years were not obtained or were not properly retained in the file. The XXXX/XXXX tax returns for XXXX and the XXXX/XXXX tax returns for XXXX were not signed as required. Both borrowers are self-employed filing Schedule C.

Response 1 (XX/XX/XXXX 11:34AM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The application for XXXX andXXXX included an IRS debt with a payment of $XXXX and a balance of $XXXX. The file did not contain documentation to verify which would include an IRS installment agreement and proof that it's current. The file contained proof taxes for XXXX/XXXX/XXXXX are paid; however, unable to determine what year this payment is owed and it's on the final application.

Response 1 (XX/XX/XXXX 11:35AM)
Documentation received is sufficient. (Resolved)

(Clear) Liabilities - Excluded Debts-

There was no explanation or support for the omission of one or more debts from the initial application. The borrowers sold a departure residence located at XXXX. The file did not contain the Closing Disclosure to confirm the sale and that the associated mortgage with XXXX was paid. In addition, proceeds from this sale of $XXXXX were included in verified assets.

Response 1 (XX/XX/XXXX 11:29AM)
								Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 2.2 (must be 2.5 or less) is acceptable for loan amount up to $1M.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	C	A	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	302831012	XXXX	XX/XX/XXXX	$XXXX	Safe Harbor Verified QM	N/A	(Open) TRID - CD - Transaction Information/Seller Info- The CD issued on XX/XX/XXXX does not reflect the complete Seller address when compared to the Purchase Contract. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(ii)	(Open) Condo - Documentation- Loan file did not contain required condo documentation (Master HOI, Condo Questionnaire, Condo Budget, Project Review). The file did not contain a Condo Questionnaire.	(Clear) Appraisal - Performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser. The appraisal under review was performed and completed by an appropriately licensed appraiser. CU score 1 (must be 2.5 or less) is acceptable for loan amount up to $1M.	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	A	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B